UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                Washington D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Ameritas Life Insurance Corp

Address:           5900 "O" Street
                   Lincoln NE 68510

13F File Number:   28-6724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           William W. Lester
Title:          Senior Vice President, Investments & Treasurer
Phone:          (402) 467-6959

Signature, Place, and Date of Signing




/s/ William W. Lester    Lincoln, NE     Date:  February 12, 2009

Report Type (Check only one.):

[]    13F HOLDINGS REPORT.

[X]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

13F File Number		Name
28-6722 		Summit Investment Advisors, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.